Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Commitments And Contingencies [Abstract]
Schedule of Operating Commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

As at	March 31, 2025
Technology licenses, infrastructure and other	Total
$
2026	6,999
2027	4,012
2028	2,930
2029	1,107
Thereafter	1,077
16,125